FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2024	cost	loss	income	Total
Assets
Cash and cash equivalents	276,530	111,711	—	388,241
Investments	25,164	15,797	—	40,961
Trade receivables	361,537	—	—	361,537
Other receivables	19,976	4,264	—	24,240
Total	683,207	131,772	—	814,979
Liabilities
Trade payables	562,462	—	—	562,462
Borrowings	3,510,186	—	—	3,510,186
Leases liabilities	259,758	—	—	259,758
Other liabilities	19,857	1,517	—	21,374
Total	4,352,263	1,517	—	4,353,780

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2023	cost	loss	income	Total
Assets
Cash and cash equivalents	336,023	88,333	—	424,356
Investments	32,163	297,095	—	329,258
Trade receivables	353,564	—	—	353,564
Other receivables	57,406	27	5,276	62,709
Total	779,156	385,455	5,276	1,169,887
Liabilities
Trade payables	950,222	—	—	950,222
Borrowings	5,652,100	—	—	5,652,100
Leases liabilities	235,438	—	—	235,438
Other liabilities	38,102	4,231	—	42,333
Total	6,875,862	4,231	—	6,880,093

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2024

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	(44,244)	48,775
Financial liabilities at amortized cost	1,990,591	(162,873)
Financial assets at fair value through profit or loss	(55,384)	—
Financial liabilities at amortized cost through profit or loss	(496)	—
Total	1,890,467	(114,098)

Gains and losses by category – Year 2023

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	167,847	65,929
Financial liabilities at amortized cost	(2,013,473)	(58,808)
Financial assets at fair value through profit or loss	235,771	170,840
Financial liabilities at amortized cost through profit or loss	(82,697)	—
Total	(1,692,552)	177,961

Gains and losses by category – Year 2022

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	48,188	37,757
Financial liabilities at amortized cost	169,877	(137,470)
Financial assets at fair value through profit or loss	(79,275)	(6,064)
Financial liabilities at fair value through profit or loss	(45,770)	—
Total	93,020	(105,777)

Schedule of financial assets and liabilities recognized at fair value and the level of hierarchy

As of December 31, 2024	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	113,621	—	113,621
Government bonds (1) (2)	13,887	—	13,887
Other receivables: Compensation received for company acquisitions (3)	—	1,316	1,316
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	2,948	2,948
Total assets	127,508	4,264	131,772
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	784	784
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	733	733
Total liabilities	—	1,517	1,517

As of December 31, 2023	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	38,314	—	38,314
Government bonds (1) (2)	347,113	—	347,113
Other receivables: DFI (4)	—	4,115	4,115
Other receivables: Indemnification assets (3)	—	27	27
Non-current Assets
Other receivables: DFI (4)	—	1,161	1,161
Total assets	385,427	5,303	390,730
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	1,506	1,506
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	2,725	2,725
Total liabilities	—	4,231	4,231

(1)	The Mutual funds are included in Cash and cash equivalents and Investments. The Government bonds are included in Cash and cash equivalents and Investments.
(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.
(4)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars and RMB, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and; b) DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

Schedule of fair value of financial debt

As of December 31, 2024, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	2,940,467	2,740,233
Other borrowings	569,719	570,963
	3,510,186	3,311,196

As of December 31, 2023, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	3,468,020	3,214,025
Other borrowings	2,184,080	2,200,601
	5,652,100	5,414,626

Schedule of position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	As of December 31,
	2024	2023
Other receivables current - DFI: SOFR	—	4,115
Other receivables noncurrent - DFI: SOFR	—	1,161
Total assets	—	5,276

	Years ended December 31,
	2024	2023	2022

	Profit (loss)
Foreign currency exchange effect	3,653	21,067	(12,860)
Interests on borrowings	(3,350)	(3,299)	(1,216)
Financial results	303	17,768	(14,076)
DFI effects classified as hedges	(7,212)	3,487	5,027
Other comprehensive income (loss)	(7,212)	3,487	5,027

Schedule of offsetting of financial assets and financial liabilities in scope of IFRS 7

	As of December 31, 2024
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	381,583	28,573	(582,508)	(25,707)
Offsetting	(20,046)	(4,333)	20,046	4,333
Current and noncurrent assets (liabilities) – Carrying Value	361,537	24,240	(562,462)	(21,374)

	As of December 31, 2023
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	372,905	65,025	(969,564)	(44,649)
Offsetting	(19,341)	(2,316)	19,342	2,316
Current and noncurrent assets (liabilities) – Carrying Value	353,564	62,709	(950,222)	(42,333)